30. OPERATING COSTS AND EXPENSES (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Provisions Reversals [line items]
Estimated losses on doubtful accounts receivables		R$ 238	R$ 264	R$ 248
Estimated losses on other accounts receivables	[1]	11	(4)	27
Estimated losses on accounts receivables from related parties	[2]	688
Contingency provisions (reversals)
Labor claims	[3]	136	42	206
Civil	[3]	24	13	27
Tax	[3]	1,228	(5)	7
Environmental	[3]	(1)	1
Regulatory	[3]	1	(2)	(3)
Other	[3]	12	2	(6)
Other provisions	[3]	1,400	51	231
Operating provision (Reversals)	[3]	2,337	311	506
Adjustment for losses
Provision for losses		64	155	348
Operating provision (reversals) and adjustment for losses , Total		2,401	466	854
Written Put Options [Member] | RME and LEPSA [member]
Adjustment for losses
Provision for losses			48	231
Written Put Options [Member] | S A A G lnvestimentos S A [member]
Adjustment for losses
Provision for losses		64	R$ 107	116
Written Put Options [Member] | Sonda Procwork Outsourcing Informatica ltda [Member]
Adjustment for losses
Provision for losses				R$ 1

[1]	The estimated losses on other accounts receivable are presented in the consolidated Statement of income as operating expenses.
[2]	Estimated losses on accounts receivable from Renova, as a result of the assessment of the jointly-controlled entity credit risk, which deteriorated in the current year.
[3]	The provisions for contingencies of the holding company are presented in the consolidated statement of income for the year as operating expenses.